Note 9 - Related Party Transactions and Balances (Details Textual) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Payments to related party services	$ 2,112,619	$ 3,099,570	$ 2,333,535
Almadex [member]
Statement Line Items [Line Items]
Administrative income from fees incurred during spin off	542,657	499,798	464,498
Amounts receivable, related party transactions	116,268	0
Almadex [member] | Drill equipment [member]
Statement Line Items [Line Items]
Outstanding commitments made on behalf of entity, related party transactions	37,533	153,038
Company controlled by a director [member]
Statement Line Items [Line Items]
Payments to related party services	243,260	0	0
Azucar [member]
Statement Line Items [Line Items]
Amounts receivable, related party transactions	170,181	195,551
Chairman's daughter [member]
Statement Line Items [Line Items]
Related party, salary contracted	$ 48,800	$ 43,800	$ 38,800